Investment in Joint Ventures - Summary of Value of Asset and Related Reserves of Disposal in Consolidated Financial Statements and Cash Flow Effect of Disposals (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disposal of business [abstract]
Interest in joint venture, representing asset classified as held for sale		¥ 89,381
Gain on disposal:
Total consideration less cost of disposal		182,679
Interest in joint venture derecognized		(89,381)
Realization of foreign currency translation reserves upon disposal		22,720
Waiver of amount due by joint venture		(8,042)
Gain on disposal of joint venture (Note 8.2(a))		107,976	[1]
Total consideration less cost of disposal, representing net cash inflow on disposal of the joint venture		¥ 182,679

[1]	Restated